Consolidated Statements of Stockholders' Equity (Parenthetical) (GEN-PROBE INCORPORATED [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Tax effect on change in net unrealized gain (loss)on marketable securities	$ 466	$ 1,186	$ 616
Tax effect on reclassification of net realized gain on marketable securities	$ 1,893	$ 2,353	$ 3,681